PRODUCTION COSTS (Tables)	12 Months Ended
Dec. 31, 2020
PRODUCTION COSTS
Schedule of production cost

	2020	2019
Raw materials and consumables	$51,826	$58,046
Salaries and employee benefits	16,321	17,403
Contractors	55,315	58,952
Repairs and maintenance	1,171	801
Site administration	3,962	3,815
Royalties	5,918	7,572
Mining duties	160	168
Share-based compensation	336	358
	135,009	147,115
Less: Change in inventories	1,624	10,022
Total production costs	$136,633	$157,137